Financial Risk Management Objectives and Policies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financial Risk Management Objectives and Policies [Line Items]
Equity investment percentage	5.00%	5.00%
Floating Interest Rates [Member]
Financial Risk Management Objectives and Policies [Line Items]
Interest-bearing bank borrowings	¥ 1,911,273	$ 273,308	¥ 1,116,015
Credit Risk [Member] | Top of Range [Member]
Financial Risk Management Objectives and Policies [Line Items]
Concentrations of credit risk	68.00%	68.00%	73.00%
Credit Risk [Member] | Bottom of Range [Member]
Financial Risk Management Objectives and Policies [Line Items]
Concentrations of credit risk	91.00%	91.00%	96.00%
Liquidity Risk [Member]
Financial Risk Management Objectives and Policies [Line Items]
Liquidity risk percentage	62.00%	62.00%	47.00%